Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from financial institutions	$ 2,601	$ 3,733
Federal funds sold and cash equivalents	74,265	106,495
Cash and cash equivalents	76,866	110,228
Investment securities available for sale, at fair value	19,340	22,517
Investment securities held to maturity (fair value of $2,239 at December 31, 2012 and $2,080 at December 31, 2011)	2,066	2,032
Total investment securities	21,406	24,549
Loans held for sale	495	225
Loans, net of unearned income	629,712	625,117
Less: Allowance for loan losses	(18,936)	(19,323)
Net loans	610,776	605,794
Accrued interest receivable	2,727	3,039
Premises and equipment, net	3,989	4,122
Other real estate owned (OREO)	26,057	19,410
Restricted stock, at cost	2,223	3,565
Bank owned life insurance (BOLI)	10,743	5,541
Other assets	15,195	14,265
Total Assets	770,477	790,738
Deposits
Noninterest-bearing deposits	30,342	31,146
Interest-bearing deposits	606,865	603,709
Total deposits	637,207	634,855
FHLB borrowings	20,448	50,607
Other borrowed funds	10,000	10,000
Subordinated debentures	13,403	13,403
Accrued interest payable	537	618
Other liabilities	5,339	3,982
Total liabilities	686,934	713,465
Equity
Preferred stock, cumulative perpetual, $1,000 liquidation value; authorized 1,000,000 shares; Issued: 16,288 shares at December 31, 2012 and December 31, 2011	16,065	15,868
Common stock, $.10 par value; authorized 10,000,000 shares; Issued: 5,383,893 shares at December 31, 2012 and 4,886,178 shares at December 31, 2011	560	510
Additional paid-in capital	48,869	45,844
Retained earnings	21,068	17,808
Accumulated other comprehensive loss	(745)	(626)
Treasury stock, 210,900 shares at December 31, 2012 and December 31, 2011, at cost	(2,180)	(2,180)
Total shareholders' equity	83,637	77,224
Noncontrolling interest in consolidated subsidiaries	(94)	49
Total equity	83,543	77,273
Total liabilities and equity	$ 770,477	$ 790,738